Accrued Expenses and Other Liabilities, and Other Non-Current Liabilities (Details) In Thousands, unless otherwise specified	Jun. 30, 2013 USD ($)	Jun. 30, 2013 CNY	Dec. 31, 2012 CNY
Accrued Expenses And Other Liabilities [Line Items]
Legal and professional fees	$ 451	2,770	5,351
Accrued staff related costs	226	1,388	7,568
Financial guarantees (note 16(iv))	1,500	9,206	12,460
Other accruals	5,622	34,501	10,355
Accrued expenses and other liabilities	$ 7,799	47,865	35,734